Deposits, Prepayment and Other Receivables (Details) - HKD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deposits, Prepayment and Other Receivables
Prepaid insurance and others	$ 494	$ 470
Other receivables	1,956	1,284
Deposits, prepayment and other receivables	$ 2,450	$ 1,754